Related parties (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Schedule of related party transactions	Related party transactions were made on terms equivalent to those that prevail in arm’s-length transactions or, when this was not the case, the related compensation in kind was recognised:

	EUR million
	30-06-2026
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses
Finance costs	—	—	67	1	68
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	57	1	58
	—	—	124	2	126
Income
Finance income	—	—	209	3	212
Dividends received	—	—	—	—	—
Services rendered	—	—	16	—	16
Sale of stocks	—	—	—	—	—
Other income	—	—	781	1	782
	—	—	1,006	4	1,010

	EUR million
	30-06-2026
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	2	183	40	225
Financing agreements: loans and capital contributions (borrower)	—	(2)	283	153	434
Guarantees provided	—	—	—	(8)	(8)
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	40	14	54
Dividends and other distributed profit	—	3	—	23	26
Other transactions	—	—	(26)	(6)	(32)

	EUR million
	30-06-2026
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	20	10,495	314	10,829
Other collection rights	—	—	333	15	348
	—	20	10,828	329	11,177
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	13	3,109	217	3,339
Other payment obligations	—	—	179	—	179
	—	13	3,288	217	3,518

	EUR million
	30-06-2025
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses
Finance costs	—	—	60	2	62
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	51	1	52
	—	—	111	3	114
Income
Finance income	—	—	221	4	225
Dividends received	—	—	—	—	—
Services rendered	—	—	15	—	15
Sale of stocks	—	—	—	—	—
Other income	—	—	666	1	667
	—	—	902	5	907

	EUR million
	30-06-2025
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	3	281	111	395
Financing agreements: loans and capital contributions (borrower)	—	(5)	(424)	162	(267)
Guarantees provided	—	2	7	4	13
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	27	(7)	20
Dividends and other distributed profit	—	3	—	33	36
Other transactions	—	—	(204)	(3)	(207)

	EUR million
	31-12-2025
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	18	10,121	274	10,413
Other collection rights	—	—	370	21	391
	—	18	10,491	295	10,804
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	15	2,786	376	3,177
Other payment obligations	—	—	191	—	191
	—	15	2,977	376	3,368